COMMITMENTS AND CONTINGENCIES - Taxation (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Additional taxes other than income tax contingent liability
Taxation
Estimated financial effect of contingent liabilities	₽ 986	₽ 730
Additional income tax contingent liability
Taxation
Estimated financial effect of contingent liabilities	₽ 2,173	₽ 2,051